Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Property and equipment	$ 7,287	$ 6,316
Intangible assets	21,420	60,250
Carry forward tax losses	134,056	129,096
Excess interest carry forward	143,832	110,918
Accrued and unpaid expenses	5,386	9,769
Financial instruments	4,237	2,606
Other	12,144	13,690
Total deferred tax assets	328,362	332,645
Valuation allowance	(223,868)	(103,337)
Net deferred tax assets	104,494	229,308
Deferred tax liabilities:
Property and equipment	(1,651)	(2,888)
Intangible assets	(172,466)	(216,279)
Other	(8,673)	(10,407)
Total deferred tax liabilities	(182,790)	(229,574)
Net deferred tax liabilities	$ (78,296)	$ (266)